CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 72,358	$ 41,688
Pre-paid expenses		274,715
Total current assets	72,358	316,403
Intangibles, net	46,932	10,000
Total assets	119,290	326,403
Current liabilities:
Accounts payable and accrued expenses	624,316	348,127
Accounts payable related party	531,000	307,176
Convertible notes payable, net of premium and discount	2,122,181	1,612,356
Total current liabilities	3,277,497	2,267,659
Total liabilities	3,277,497	2,267,659
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, $0.001 par value; 50,000,000 shares authorized, nil issued and outstanding
Common stock, $0.001 par value; 300,000,000 shares authorized; 110,840,998 and 97,450,673 issued and outstanding as at December 31, 2021 and 2020, respectively	110,841	97,451
Additional paid-in capital	5,881,876	1,795,125
Non-controlling interest	(397,256)	888,091
Accumulated deficit	(8,753,668)	(4,721,923)
Total stockholders’ equity (deficit)	(3,158,207)	(1,941,256)
Total liabilities and stockholders’ equity (deficit)	$ 119,290	$ 326,403